Revenue - Summary (Details) € in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 EUR (€)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	$ 6,769	€ 6,769	$ 19,391	€ 19,391	$ 5,350	€ 5,350
Pfizer Inc. - Pfizer Agreement [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers		3,666		17,901
Pfizer Inc. - Additional services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers		613
Jansen Biotech Inc. - Janssen Agreement [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers		€ 2,490		€ 1,490		€ 5,350